Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (12,021,229)	$ 22,971,759	$ (10,189,181)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class A and Class B ordinary shares	26,000		26,000
General and administrative expenses paid by related party under promissory note	9,360		9,360
Change in fair value of derivative warrant liabilities	8,819,510	(22,908,150)	6,742,750
Interest earned on securities held in Trust Account	(9,643)	(1,992,035)	(18,341)
Loss upon issuance of private placement warrants	2,175,000		2,175,000
Offering costs associated with warrants	592,641		592,641
Changes in operating assets and liabilities:
Due from related party			(7,960)
Prepaid expenses	(882,044)	351,076	(746,720)
Accounts payable	1,300	4,185	58,405
Accrued expenses	28,981	1,097,279	25,918
Net cash used in operating activities	(1,260,124)	(475,886)	(1,332,128)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(345,026,000)		(345,026,000)
Net cash used in investing activities	(345,026,000)		(345,026,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross	345,000,000		345,000,000
Proceeds received from private placement	10,900,000		10,900,000
Repayment of note payable to related parties			(166,587)
Offering costs paid	(6,804,876)	(85,000)	(6,804,876)
Net cash provided by (used in) financing activities	349,095,124	(85,000)	348,928,537
Net change in cash	2,809,000	(560,886)	2,570,409
Cash – beginning of the period		2,570,409
Cash – end of the period	2,809,000	2,009,523	2,570,409
Supplemental disclosure of noncash financing activities:
Offering costs included in accrued expenses	435,000		350,000
Offering costs paid by related party under promissory note	157,227		157,227
Deferred underwriting commissions	$ 11,721,500		$ 11,721,500